Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents (note 3)	$ 1,894	$ 3,301
Short-term interest-bearing deposits (note 4)	3,861	20,195
Prepaid expenses and other receivables (note 5)	4,361	2,299
Assets classified as held for sale (note 18)		198
Digital assets, at fair value (note 6)	24,273
Digital assets purchase option (note7)	1,708,789
Total Current Assets	1,743,178	25,993
Non-Current Assets
Property and equipment, net (note 8)	361	625
Digital assets, at fair value (note 6)	582,508
Other assets (note 9)	951	1,069
Total Non-Current Assets	583,820	1,694
TOTAL ASSETS	2,326,998	27,687
Current Liabilities
Accounts payable trade	3,808	811
Accrued expenses and other liabilities (note 10)	5,213	2,846
Liability classified as held for sale (note 18)		142
Total Current Liabilities	9,021	3,799
Non-Current Liabilities
Deferred tax liability	382,646
Lease liabilities (note 11)	383	299
Total Non-Current Liabilities	383,029	299
Commitments and Contingent Liabilities (note 12)
TOTAL LIABILITIES	392,050	4,098
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: (note 13) Authorized: 500,000,000 and 45,000,000 shares as of December 31, 2025 and 2024, respectively; Issued and outstanding: 237,381,498 and 23,650,989 as of December 31, 2025 and 2024, respectively;	28,730	2,685
Additional paid in capital	796,696	146,910
Accumulated other comprehensive income	1,101	1,101
Retained earnings (accumulated deficit)	1,108,421	(127,107)
TOTAL SHAREHOLDERS’ EQUITY	1,934,948	23,589
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,326,998	$ 27,687